Equity instruments (Tables) - Equity instruments.	12 Months Ended
Dec. 31, 2018
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

Classification:
Financial assets held for trading	2,562	—
Financial assets at fair value through profit or loss	—	2,349
Available-for-sale financial assets	795	—
Financial assets at fair value through other comprehensive income	—	535
	3,357	2,884
Type:
Shares of Mexican companies	3,357	2,884
Shares of foreign companies	—	—
	3,357	2,884

Financial assets at fair value through other comprehensive income and Available-for-sale financial assets category
Financial assets
Schedule of changes in financial instruments

	2016	2017	2018

Beginning balance as of January 1	348	326	795
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3.6)	—	—	(247)
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	30	472	—
Valuation adjustments	(52)	(3)	(13)
Amounts reclassified to consolidated income statement	—	—	—
Balance at year-end	326	795	535